Cover	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	Atlas Technology Group, Inc.
Entity Central Index Key	0001093636
Entity Incorporation, State or Country Code	FL
Entity File Number	000-28675
Entity Tax Identification Number	94-3370795
Entity Address, Address Line One	PO Box 147165
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80214
City Area Code	303
Local Phone Number	323-4896
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE
Entity Emerging Growth Company	false